Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

a.	Statement of compliance:

The audited consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

b.	Basis for preparation:

The audited consolidated financial statements have been prepared on the historical cost basis except for (i) financial instruments measured at fair value through profit and loss and trading property measured at net realizable value (see Note 2w1a.). The principal accounting policies are set out below.

c.	Presentation of the income statements:

The Company has elected to present the consolidated income statements using the function of expenses method.

d.	Convenience translation:

The balance sheet as of December 31, 2018, and statement of income, statement of other comprehensive income, statement of changes in shareholders’ equity and statement of cash flows for the year then ended have been translated into USD using the representative exchange rate as of that date (USD 1= NIS 3.748). Such translation was made solely for the convenience of the U.S. readers. The USD amounts so presented in these financial statements should not be construed as representing amounts receivable or payable in USD or convertible into dollars but only a convenience translation of reported NIS amounts into USD, unless otherwise indicated. The convenience translation supplementary financial data is audited and is not presented in accordance with IFRSs.

e.	Operating cycle:

The Company’s normal operating cycle is one year. Accordingly, the current assets and current liabilities include items that are held and are expected to be realized by the end of the Group’s normal operating cycle.

f.	Basis for consolidation:

1.	Assessment of control:

The audited consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (“Subsidiaries”). Control is achieved where the Company:

●	Has the power over the investee;
●	Is exposed, or has rights, to variable returns from its involvement with the investee;
●	Has the ability to use its power to affect its returns.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

2.	Changes in the Group’s ownership interests in existing subsidiaries:

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

3.	If the Group loses control over a subsidiary, it derecognises the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognised in profit or loss. Any investment retained is recognised at fair value.

As for the loss of the Company in PC see w (2) below.

g.	Investment in joint arrangements:

Joint arrangements are arrangements in which the Company has joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Joint ventures:

In joint ventures the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint venture is accounted for at equity method.

h.	Investments in associates:

Associates are companies in which the Group has significant influence over the financial and operating policies without having control. The investment in an associate is accounted for using the equity method.

i.	Investments accounted for using the equity method:

The Group’s investments in associates and joint ventures are accounted for using the equity method.

Under the equity method, the investment in the associate or in the joint venture is presented at cost with the addition of post-acquisition changes in the Group’s share of net assets, including other comprehensive income of the associate or the joint venture. Gains and losses resulting from transactions between the Group and the associate or the joint venture are eliminated to the extent of the interest in the associate or in the joint venture.

Goodwill relating to the acquisition of an associate or a joint venture is presented as part of the investment in the associate or the joint venture, measured at cost and not systematically amortized. Goodwill is evaluated for impairment as part of the investment in the associate or in the joint venture as a whole.

The financial statements of the Company and of the associate or joint venture are prepared as of the same dates and periods. The accounting policies applied in the financial statements of the associate or the joint venture are uniform and consistent with the policies applied in the financial statements of the Group.

Losses of an associate in amounts which exceed its equity are recognized by the Company to the extent of its investment in the associate plus any losses that the Company may incur as a result of a guarantee or other financial support provided in respect of the associate. For this purpose, the investment includes long-term receivables (such as loans granted) for which settlement is neither planned nor likely to occur in the foreseeable future.

The equity method is applied until the loss of significant influence in the associate or loss of joint control in the joint venture or classification as investment held for sale.

On the date of loss of significant influence or joint control, the Group measures any remaining investment in the associate or the joint venture at fair value and recognizes in profit or loss the difference between the fair value of any remaining investment plus any proceeds from the sale of the investment in the associate or the joint venture and the carrying amount of the investment on that date.

j.	Foreign currency:

1.	Foreign currency transactions:

The financial statements of each individual entity of the Group are presented based on its functional currency. Transactions in currencies other than each individual entity’s functional currency (foreign currency) are translated into that entity’s functional currency based on the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the foreign exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the historical exchange rate prevailing at the date of the transaction. Non-monetary assets and liabilities carried at fair value that are denominated at foreign currency are translated at the exchange rates prevailing at the date when the fair value was determined.

Exchange rate differences as a result of the above are recognized in statement of income, except for: (i) exchange rate differences charged to foreign currency translation reserve (see (2) below); and (ii) exchange rate differences charge to revaluation of property plant and equipment carried at fair value (see l below).

2.	Financial statements of foreign operations:

For the purpose of the audited consolidated financial statements, the assets and liabilities of foreign operations (the functional currency of each foreign operation is the currency of the primary economic environment in which it operates) are translated to New Israeli Shekels (“NIS”) which is the functional currency and the presentation currency of the Company, based on the foreign exchange rates prevailing at the balance sheet date. The revenues and expenses of foreign operations are translated to the functional currency of the Company based on exchange rates as at the date of each transaction or for sake of practicality using average exchange rates for the period.

Foreign exchange rate differences arising from translation of foreign operations are recognized directly to foreign currency translation reserve within other comprehensive income.

Exchange rate differences attributable to monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur, which form part of the net investment in a foreign operation are also included in the foreign currency translation reserve.

On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, a disposal involving loss of joint control over a jointly controlled entity that includes a foreign operation, or a disposal involving loss of significant influence over an associate that includes a foreign operation), all of the exchange differences accumulated in the equity reserve in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

In the case of a partial disposal that does not result in loss of control by the Group over a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are re-attributed to or from non-controlling interests and are not recognized in profit or loss. For all other partial disposals (i.e. reductions in the Group’s ownership interest in associates or jointly controlled entities that do not result in the Group losing significant influence or joint control), the proportionate share of the accumulated exchange differences is reclassified to profit or loss.

3.	Rates of exchange of NIS, in effect, in relation to foreign currency (in NIS) are as follows:

	December 31
	2018	2017

USD ($)	3.748	3.467
EURO (EUR)	4.219	4.153
Indian Rupee (INR)	0.0538	0.0544

Scope of change in the exchange rate, in effect, of the NIS in relation to the foreign currencies (%):

	Year ended December 31,
	2018	2017	2016

USD ($)	8	(10)	(1)
EURO (EUR)	3	3	(5)
Indian Rupee (INR)	(1)	(4)	(4)

k.	Cash and cash equivalents:

Cash equivalents include unrestricted readily convertible to a known amount of cash, maturity period of which, as at the date of investments therein, does not exceed three months.

l.	Short-term deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

m.	Revenue recognition:

As described in Note 2x1 regarding the initial adoption of IFRS 15, “Revenue from Contracts with Customers” (“the Standard”), the Company elected to adopt the provisions of the Standard using the modified retrospective method with the application of certain practical expedients and without restatement of comparative data.

The Group recognizes revenue and gains when the amount of revenue, or gain, can be reliably measured, it is probable that future economic benefits will flow to the entity.

Revenues and Gains from sales of plant and equipment and trading properties are recognized when all the following conditions are satisfied:

1.	The Group has transferred to the buyer the significant risks and rewards of ownership of the asset sold;
2.	The Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the asset sold;
3.	The amount of income can be measured reliably;
4.	it is probable that the economic benefits associated with the transaction will flow to the Group (including the fact that the buyer’s initial and continuing investment is adequate to demonstrate commitment to pay);
5.	The costs incurred or to be incurred in respect of the transaction can be measured reliably; and
6.	There are no significant acts that the Group is obliged to complete according to the sale agreement.

For the Group, these conditions are usually fulfilled upon the closing of a binding sale contract.

n.	Discontinued operation

A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:

(1)	Represents a separate major line of business or geographical area of operations;
(2)	Is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations; or
(3)	Is a subsidiary acquired exclusively with a view to re-sale.

Classification as a discontinued operation occurs on disposal or when the operation meets the criteria to be classified as held-for-sale, if earlier.

When an operation is classified as a discontinued operation, the comparative statement of comprehensive income and cash flow is re-presented as if the operation had been discontinued from the start of the comparative year.

o.	Financial instruments:

As described in Note 2x2 regarding the initial adoption of IFRS 9, “Financial Instruments” (“the Standard”), the Company elected to adopt the provisions of the Standard retrospectively without restatement of comparative data.

The accounting policy for financial instruments applied until December 31, 2017, is as follows:

Financial assets:

1.	Financial assets at fair value through profit or loss:

This category includes financial assets held for trading and financial assets designated upon initial recognition as at fair value through profit or loss.

2.	Loans and receivables:

Loans and receivable consist of trade receivables, deposits in banks, and financial institutions, loans, and other receivables that have fixed or determinable payments that are not quoted in an active market. Loans and receivables are measured at amortized cost using the effective interest method less any impairment. Interest income is recognized by applying the effective interest rate, except for short-term receivables where the recognition of interest is considered immaterial.

Equity instruments issued by the Group:

An equity instrument is any contract that represents a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments are recorded at the proceeds received, net of direct issuance costs.

Financial liabilities:

1.	Financial liabilities at amortized cost:

Financial liabilities at amortized cost of the Group consist of short-term credits, current maturities of long-term borrowing suppliers and service providers, borrowings and other payables, which are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method, unless recognition of interest is immaterial.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating the interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability or, when appropriate, a shorter period to the net carrying amount of the financial liability. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial liability (for example, prepayment, call and similar options). The calculation includes all fees and points paid or received between parties to the contract that are an integral part of the effective interest rate, transaction costs, and all other premiums or discounts.

The Company has Consumer Price Index (“CPI”)-linked financial liabilities that are not measured at fair value through profit or loss. For these liabilities, the Company determines the effective interest rate as a real rate plus linkage differences according to the actual changes in the CPI through each balance sheet date. Rate of decrease in the Israeli CPI in 2018 was 1.2% (2017 - 0.3%; 2016 - decrease of 0.3%).

2.	Financial liabilities at fair value through profit or loss:

Financial liabilities at fair value through profit or loss include financial liabilities designated upon initial recognition as at fair value through profit or loss.

3.	Compound financial instruments

Convertible notes that are denominated in foreign currency contain two components: the conversion component and the debt component. The liability conversion component is initially recognized as a financial derivative at fair value. The balance is attributed to the debt component. Directly attributable transaction costs are allocated between the liability conversion component and the liability debt component based on the allocation of the proceeds to each component.

4.       Buyback of notes:

The Group derecognizes a financial liability from its statement of financial position when repurchasing its notes. The difference between the carrying amount of the notes repurchased at the repurchase date and the consideration paid is recognized in profit or loss.

The accounting policy for financial instruments applied commencing from January 1, 2018, is as follows:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

Debt instruments are measured at amortized cost when:

The Company’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

Financial assets at fair value through profit and loss:

On October 26, 2018 Gamida completed initial public offering (IPO) and for the listing of its shares in Nasdaq. After the issuance the Company (through its subsidiary) holds approximately 7% (5% on fully diluted basis) in Gamida. The Company’s shares in Gamida are restricted for offer, sale, pledge etc for a period of 180 days from the issuance date (“Lock-up Period”). Therefore the fair value of the Company’s investment in Gamida takes into account the effect of the lock-up period. See Note 20d.

The accounting policy for financial instruments applied commencing from January 1, 2018, is as follows (cont.):

2.	Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

3.	Derecognition of financial assets:

A financial asset is derecognized only when:

-	The contractual rights to the cash flows from the financial asset has expired; or

-	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

-	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

4.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method.

b)       Financial liabilities issued by the Company:

Elbit Medical issued convertible bonds which are denominated in NIS.

On the issuance date, the conversion component is measured at fair value. The remained balance of the consideration is attributed to the debt component. The issuance costs are allocated to the debt component and to the conversion component proportionally based on the allocation of the consideration. The portion of the issuance costs attributed to the debt component is presented net of the liability in respect of the convertible bonds. The portion of the issuance costs attributed to the conversion component is recognized immediately in profit or loss.

Subsequent to the issuance, the debt component is presented as a financial liability and measured at amortized cost. The conversion component is presented as financial liability and measured at fair value at the end of each reporting period. The changes in fair value of conversion component are recognized in profit or loss.

5.	Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

6.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously.

p.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

When the Company owns an investment in a single property company and the manner in which the Company expects to dispose of the investment is by selling the shares of the property company rather than by selling the property itself, the Company recognizes deferred taxes for both inside temporary differences arising from the difference between the carrying amount of the property and its tax basis, and for outside temporary differences arising from the difference between the tax basis of the investment and the Company’s carrying amount of the net assets of the investment in the consolidated financial statements.

Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

q.	Trading property:

Trading properties are being designated for sale in the ordinary course of business and as such are classified as trading properties (inventory) and measured at the lower of cost and net realizable value.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs to complete construction and selling expenses. If net realisable value is less than the cost, the trading property is written down to net realisable value.

In each subsequent period, a new assessment is made of net realisable value. When the circumstances that previously caused trading properties to be written down below cost no longer exist or when there is clear evidence of an increase in net realisable value because of changed economic circumstances, the amount of the write-down is reversed so that the new carrying amount is the lower of the cost and the revised net realisable value.

The amount of any write-down of trading properties to net realisable value and all losses of trading properties are recognised as a write-down of trading properties expense in the period the write-down or loss occurs. The amount of any reversal of such write-down arising from an increase in net realisable value is recognised as a reduction in the expense in the period in which the reversal occurs.

Costs comprise all costs of purchase, direct materials, direct labour costs, subcontracting costs and other direct overhead costs incurred in bringing the properties to their present condition.

Borrowing costs directly attributable to the acquisition or construction of a qualifying asset are capitalized as part of the costs of the asset. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use or sale. Other borrowing costs are recognized as an expense in the period in which they incurred.

As for write down of trading property - see w1(a) below.

r.	Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

s.	Share-based payments:

The Company’s employees/other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions and certain employees/other service providers are entitled to remuneration in the form of cash-settled share-based payment transactions that are measured based on the increase in the Company’s share price.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

If a grant of an equity instrument is cancelled, it is accounted for as if it had vested on the cancellation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the cancelled grant and is identified as a replacement grant on the grant date, the cancelled and new grants are accounted for as a modification of the original grant, as described above.

Cash-settled transactions:

The cost of cash-settled transactions is measured at fair value on the grant date using an acceptable option pricing model. The fair value is recognized as an expense over the vesting period and a corresponding liability is recognized. The liability is remeasured at each reporting date until settled at fair value with any changes in fair value recognized in profit or loss.

t.	Earning (loss) per share:

Earnings per share are calculated by dividing the net income attributable to equity holders of the Company by the weighted number of Ordinary shares outstanding during the period.

Potential Ordinary shares are included in the computation of diluted earnings per share when their conversion decreases earnings per share from continuing operations. Potential Ordinary shares that are converted during the period are included in diluted earnings per share only until the conversion date and from that date in basic earnings per share. The Company’s share of earnings of investees is included based on its share of earnings per share of the investees multiplied by the number of shares held by the Company.

u.	Statement of cash flows:

Investments in, and payments on account of, trading property are included as cash flow from operating activities. Interest and dividend received from deposits and investments are included as cash flow from investing activities. Interest paid on the Group’s borrowings (including interest capitalized to qualifying assets) and cash flows arising from changes in ownership interests in a subsidiary that do not result in a loss of control are included as cash flow from financing activities.

v.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

w.	Critical judgment in applying accounting policies and use of estimates:

In the application of the Group’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis, and revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods. In addition, in the process of applying the Group’s accounting policies, management makes various judgments, apart from those involving estimations, that can significantly affect the amounts recognized in the financial statements.

The followings are the critical judgments and key sources of estimation that management has made while applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in these financial statements.

1.	Use of estimates:

a)	Write down of trading properties:

The recognition of a write down to the Group’s trading properties is subject to a considerable degree of judgment and estimates, the results of which, when applied under different principles, conditions and assumptions, are likely to result in materially different results and could have a material adverse effect on the Group’s audited consolidated financial statements.

This valuation becomes increasingly difficult as it relates to estimates and assumptions for projects in the preliminary stage of development in addition to the lack of transactions in the real estate market in the CEE and India for same or similar properties.

Management is responsible for determining the net realizable value of the Group’s trading properties. In determining net realizable value of the vast majority of trading properties, management utilizes the services of an independent third party recognized as a specialist in valuation of properties.

For special assumption see Note 4b and 4c.

b)	Litigation and other contingent liabilities:

The Group is involved in litigation, tax assessments and other contingent liabilities in substantial amounts including class actions, FCPA and potential legal acts (see also Note 4c1, 13b and Note 13c). The Group recognizes a provision for such litigation when it is probable that the Group will be required to settle the obligation, and the amount of the obligation can be reliably estimated. The Group evaluates the probability and outcome of these litigations based on, among other factors, legal opinion and consultation and past experience. The outcome of such contingent liabilities may differ materially from management’s estimation. The Group periodically evaluates these estimations and makes appropriate adjustments to the provisions recorded in the audited consolidated financial statements. In addition, as facts concerning contingencies become known, the Group reassesses its position and makes appropriate adjustments to the audited consolidated financial statements. In rare circumstances, when the case is unique, complicated and involves prolong and uncommon proceedings, the Group cannot reliably estimate the outcome of said case.

c)	Accounting for income taxes:

The calculation of the Group’s tax liabilities involves uncertainties in the application and/or interpretation of complex tax laws, tax regulations and tax treaties, in respect of various jurisdictions in which the Group operates and which vary from time to time. In addition, tax authorities may interpret certain tax issues in a manner other than that which the Group has adopted. Should such contrary interpretive principles be adopted upon adjudication of such cases, the tax burden of the Group may be significantly increased.

In calculating its deferred taxes, the Group is required to evaluate (i) the probability of the realization of its deferred income tax assets against future taxable income and (ii) the anticipated tax rates in which its deferred taxes would be utilized.

d)	Potential penalties, guarantees issued and expired building permits:

Penalties and guaranties are part of the on-going construction activities of the Group, and result from obligations the Group has towards third parties, such as banks and municipalities. The Group’s management is required to provide estimations regarding risks evolving from penalties that the Group may have to settle. In addition, the Group’s operations in the construction area are subject to valid authorizations and building permits from local authorities. Under certain circumstances the Group is required to determine whether the building permits it obtained have not yet expired. It may occur that building permits have expired which might impose on the Group additional costs and expenses, or delays and even abandon project under construction see also Note 4c1.

e)	As described in Note 20d, the Company’s management exercises judgment in selecting appropriate valuation techniques and assumptions to determine the fair value of financial instruments at fair value through profit or loss, which have no quoted market price in an active market. In addition, the valuations based on non-observable parameters and assumptions

2.	Critical judgment in applying accounting policies:

a)	De facto control:

As for December 31, 2017 and 2016, the Company held approximately 44.9% of PC share capital; DK holds approximately 26.3% of PC share capital and the rest is widely spread by the public. The Company’s management was of the opinion that based on the absolute size of its holdings, the relative size of the other shareholdings and due to the fact that PC’s directors are appointed by normal majority of PC’s General Meeting, it had a sufficiently dominant voting interest to meet the power criterion, therefore the Company had de facto control over PC.

In December, 2018 the Company has deposited its entire shares of PC with a trustee. Effective from December 18, 2018 the voting rights were vested with the trustee for all matters and purposes. As a result, the Company no longer considers itself to be the controlling shareholder of PC. See also note 19b.

b)	Examination of significant influence:

An affiliated company is an entity in which the Group has significant influence. Significant influence is the ability to participate in making decisions relating to the financial and operating policy of the affiliated company, which does not constitute a control over the decision making. Significant influence exists, as a rule, when the Group holds 20% or more of the voting power of the investee (unless it can be clearly demonstrated that this is not the case). Significant influence also exists where the Group’s holding in the associate is less than 20%, provided that such influence is clearly demonstrated. As for the examination of the existence of significant influence of Elbit Medical in Insightec after the capital transactions carried out during 2017-2018 - see Note 5b (1). With regard to Elbit Medical loss of significant influence in respect of Gamida, see Note 7.

x.	New accounting standards and interpretation issued, that are effective:

1.	Initial adoption of IFRS 15, “Revenue from Contracts with Customers”:

The IASB issued IFRS 15, “Revenue from Contracts with Customers” (“the new Standard”) in May 2014. The new Standard replaces IAS 18, “Revenue”, IAS 11, “Construction Contracts”, IFRIC 13, “Customer Loyalty Programs”, IFRIC 15, “Agreements for the Construction of Real Estate”, IFRIC 18, “Transfers of Assets from Customers” and SIC-31, “Revenue - Barter Transactions Involving Advertising Services”.

The new Standard introduces a five-step model that applies to revenue earned from contracts with customers.

The new Standard has been applied for the first time in these financial statements. The Company elected to adopt the provisions of the new Standard using the modified retrospective method with the application of certain practical expedients and without restatement of comparative data.

The effect of the initial application of the new Standard on the Company’s financial statements is not material.

2.	Initial adoption of IFRS 9, “Financial Instruments”:

In July 2014, the IASB issued the final and complete version of IFRS 9, “Financial Instruments” (“the new Standard”), which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. The new Standard mainly focuses on the classification and measurement of financial assets and it applies to all assets within the scope of IAS 39.

The new Standard has been applied for the first time in these financial statements retrospectively without restatement of comparative data.

The effect of the initial adoption of the new Standard on the Company’s financial statements is as follows:

During 2017, a non-substantial modification to the terms of previously issued debentures was made by the Company due to modification of the trust deeds terms. Accordingly, the Company accounted for the modification in accordance with the principles of IAS 39.AG7 by adjusting the effective interest rate such that the revised cash flows, discounted at the new interest rate, was equal to the carrying amount of the debentures before the modification in terms. Under the provisions of the new Standard, the change should be accounted for pursuant to the principles of IAS 39.AG8 whereby the revised cash flows after the modification in terms are discounted using the original effective interest rate of the debentures to arrive at a new carrying amount, with any difference from the existing carrying amount on the date of modification being recorded in profit or loss.

In summary, the impact of IFRS 9 adoption is expected to be, as follows:

Impact on equity (increase/(decrease)) as of 31 December 2017:

Adjustments NIS000

Liabilities and shareholders’ equity
Bonds at amortized cost	(5,751)
Total liabilities	(5,751)
Net impact on equity	(5,751)
Retained earnings	(5,751)

y.	Disclosure of new standards in the period prior to their adoption:

1.	IFRS 16, “Leases”:

In January 2016, the IASB issued IFRS 16, “Leases” (“the new Standard”). According to the new Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The effects of the adoption of the new Standard are as follows:

●	According to the new Standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, “Leases”. Lessees will also recognize interest expense and depreciation expense separately.

●	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

The new Standard is effective for annual periods beginning on or after January 1, 2019.

The Company believes, based on an assessment of the impact of the adoption of the new Standard, that its application is not expected to have a material effect on the financial statements.

2.	IFRIC 23, “Uncertainty over Income Tax Treatments”:

In June 2017, the IASB issued IFRIC 23, “Uncertainty over Income Tax Treatments” (“the Interpretation”). The Interpretation clarifies the accounting for recognition and measurement of assets or liabilities in accordance with the provisions of IAS 12, “Income Taxes”, in situations of uncertainty involving income taxes. The Interpretation provides guidance on considering whether some tax treatments should be considered collectively, examination by the tax authorities, measurement of the effects of uncertainty involving income taxes on the financial statements and accounting for changes in facts and circumstances in respect of the uncertainty.

The Interpretation is to be applied in financial statements for annual periods beginning on January 1, 2019. Early adoption is permitted. Upon initial adoption, the Company will apply the Interpretation using one of two approaches:

1.	Full retrospective adoption, without restating comparative data, by recording the cumulative effect as of the date of initial adoption in the opening balance of retained earnings.

2.	Full retrospective adoption including restatement of comparative data.

The Company does not expect the Interpretation to have any material effect on the financial statements.

3.	IAS 28, “Investments in Associates and Joint Ventures”:

In October 2017, the IASB published an amendment to IAS 28, “Investments in Associates and Joint Ventures” (“the Amendment”). The Amendment clarifies that long-term interests in associates and joint ventures (such as loans receivable or investments in preferred shares) which form part of the net investment in an associate or joint venture are initially accounted for according to the provisions of IFRS 9 (both regarding measurement and impairment) and subsequently those interests are subject to the provisions of IAS 28.

The Amendment is to be applied retrospectively for annual periods beginning on January 1, 2019. Early adoption is permitted.

After having evaluated the potential effects of the adoption of the Amendment, the Company will measure its investment in preferred shares in Insightec at fair value. However, due to accumulated losses of Insightec which were not fully recorded by the Company as of 31 December 2018, the effect of adoption of IAS 28 amendments is not material.